Intangible Assets - Narrative (Details) - Customer Relationships	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Useful life of prime brokerage attrition rate	10 years
Useful life of outsourced trading attrition rate	7 years
Compensation costs, ratio	60.32%